[ING STATIONERY]

May 1, 2013

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 333-85618; 811-07935
Prospectus Name: ING Empire Traditions Variable Annuity

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING Empire Traditions Variable Annuity
Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of
1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1) The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2) The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel 1475 Dunwoody Drive West Chester, PA 19380-1478 Tel: 610-425-3447 Fax: 610-425-3520